Columbia High Yield Municipal Fund
Third Quarter Report
February 29, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia High Yield Municipal Fund, February 29, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Floating Rate Notes 0.3%
Issue Description	Yield	Principal Amount ($)	Value ($)
New York 0.3%
City of New York(a),(b)
Unlimited General Obligation Bonds
Subordinated Series 2014I-2 (JPMorgan Chase Bank)
03/01/2040	3.750%	1,750,000	1,750,000
Total Floating Rate Notes (Cost $1,750,000)			1,750,000

Municipal Bonds 98.1%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alaska 0.1%
Northern Tobacco Securitization Corp.(c)
Refunding Revenue Bonds
Series 2021B-2
06/01/2066	0.000%	5,000,000	646,971
Arizona 2.4%
Arizona Industrial Development Authority(d),(e)
Revenue Bonds
Legacy Cares, Inc. Project
Series 2020
07/01/2050	0.000%	3,000,000	180,000
Series 2021A
07/01/2051	0.000%	500,000	30,000
Arizona Industrial Development Authority(d)
Revenue Bonds
Pinecrest Academy of Northern Nevada Project
Series 2022
07/15/2029	4.500%	2,500,000	2,355,144
Industrial Development Authority of the County of Pima (The)(d)
Refunding Revenue Bonds
American Leadership Academy
Series 2022
06/15/2057	4.000%	4,000,000	2,984,865
Revenue Bonds
La Posada at Pusch Ridge Project
Series 2022
11/15/2057	7.000%	1,000,000	1,065,482
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public Schools Project
Series 2016
02/15/2046	5.000%	1,500,000	1,482,277
Series 2018
02/15/2048	5.000%	230,000	224,515
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Maricopa County Industrial Development Authority(d)
Refunding Revenue Bonds
Sun Valley Academy Project
Series 2024A
07/01/2063	6.750%	1,000,000	1,022,436
Maricopa County Industrial Development Authority(d),(f)
Revenue Bonds
Commercial Metals Co.
Series 2022
10/15/2047	4.000%	3,000,000	2,682,526
Total			12,027,245
Arkansas 0.9%
Arkansas Development Finance Authority(f)
Revenue Bonds
Green Bonds - United States Steel Corp. Project
Series 2023
05/01/2053	5.700%	2,000,000	2,069,849
Arkansas Development Finance Authority(d),(f)
Revenue Bonds
Green Bonds-Hybar Steel Project
Series 2023
07/01/2048	6.875%	2,000,000	2,185,090
Total			4,254,939
California 5.1%
California County Tobacco Securitization Agency
Refunding Revenue Bonds
Subordinated Series 2020B-1
06/01/2049	5.000%	260,000	269,134
California Municipal Finance Authority(d)
Revenue Bonds
Catalyst Impact Fund Housing
Series 2024
01/01/2039	6.000%	2,000,000	2,073,406
California Municipal Finance Authority(d),(e),(f)
Revenue Bonds
UTS Renewable Energy-Waste Water Facilities
Series 2011
12/01/2032	0.000%	1,835,000	36,700
California Statewide Communities Development Authority(d)
Revenue Bonds
Loma Linda University Medical Center
Series 2018
12/01/2058	5.500%	1,000,000	1,016,719
CMFA Special Finance Agency(d)
Revenue Bonds
Junior Bonds - Latitude33
Series 2021A
12/01/2045	4.000%	2,000,000	1,628,654

Columbia High Yield Municipal Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia High Yield Municipal Fund, February 29, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Junior Bonds - Solana at Grand
Series 2021A-2
08/01/2045	4.000%	5,000,000	4,151,152
CSCDA Community Improvement Authority(d)
Revenue Bonds
Social Bonds - Mezzanine Lien - Westgate Phase 1-Pasadena
Series 2021
06/01/2057	4.000%	2,000,000	1,285,879
Social Bonds - Millennium South Bay-Hawthorne
Series 2021
07/01/2058	4.000%	3,000,000	2,037,894
Golden State Tobacco Securitization Corp.(c)
Refunding Revenue Bonds
Subordinated Series 2021B-2
06/01/2066	0.000%	40,000,000	4,534,600
Hastings Campus Housing Finance Authority
Revenue Bonds
Green Bonds
Series 2020A
07/01/2061	5.000%	1,000,000	823,684
Hastings Campus Housing Finance Authority(c),(d)
Revenue Bonds
Green Bonds
Subordinated Series 2020A
07/01/2061	0.000%	3,000,000	1,134,686
M-S-R Energy Authority
Revenue Bonds
Series 2009B
11/01/2039	6.500%	5,000,000	6,421,571
Total			25,414,079
Colorado 9.7%
Aerotropolis Regional Transportation Authority
Revenue Bonds
Series 2021
12/01/2052	4.375%	2,500,000	2,077,499
Arista Metropolitan District
Limited General Obligation Refunding Bonds
Subordinated Series 2023B
12/15/2039	8.250%	1,000,000	1,036,574
Aurora Crossroads Metropolitan District No. 2
Limited General Obligation Bonds
Senior Series 2020A
12/01/2050	5.000%	1,000,000	927,176
Senior Limited General Obligation Bonds
Series 2020A
11/30/2040	5.000%	880,000	862,626
Colorado Bridge Enterprise(f)
Revenue Bonds
Central 70 Project
Series 2017
06/30/2051	4.000%	6,000,000	5,173,615
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Colorado Educational & Cultural Facilities Authority(d)
Refunding Revenue Bonds
New Summit Charter Academy Project
Series 2021
07/01/2051	4.000%	715,000	542,774
07/01/2061	4.000%	1,225,000	881,126
Colorado Health Facilities Authority
Improvement Refunding Revenue Bonds
Christian Living Neighborhoods
Series 2021
01/01/2042	4.000%	1,000,000	856,377
Refunding Revenue Bonds
CommonSpirit Health
Series 2019A
08/01/2049	4.000%	3,250,000	3,028,482
Revenue Bonds
NJH-SJH Center for Outpatient Health Project
Series 2019
01/01/2045	3.000%	5,000,000	3,907,756
Eagle Brook Meadows Metropolitan District No. 3(g)
Limited General Obligation Bonds
Series 2021
12/01/2051	5.000%	1,500,000	1,338,813
Fiddlers Business Improvement District(d)
Unlimited General Obligation Refunding Bonds
Series 2022
12/01/2047	5.550%	3,000,000	3,057,775
Jefferson Center Metropolitan District No. 1
Refunding Revenue Bonds
Subordinated Series 2020B
12/15/2050	5.750%	4,000,000	3,985,593
Lanterns Metropolitan District No. 2(g)
Limited General Obligation Bonds
Series 2021A
12/01/2050	4.500%	2,830,000	2,133,386
Peak Metropolitan District No. 1(d)
Limited General Obligation Bonds
Series 2021A
12/01/2051	5.000%	1,150,000	1,033,215
Peak Metropolitan District No. 3(c)
Limited General Obligation Bonds
Capital Appreciation
Series 2022
12/01/2052	0.000%	2,000,000	1,163,262
Rampart Range Metropolitan District No. 5
Revenue Bonds
Series 2021
12/01/2051	4.000%	2,500,000	1,859,262
RRC Metropolitan District No. 2(g)
Limited General Obligation Bonds
Series 2021
12/01/2051	5.250%	2,500,000	2,180,990
Columbia High Yield Municipal Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia High Yield Municipal Fund, February 29, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sagebrush Farm Metropolitan District No. 1
Limited General Obligation Bonds
Series 2022A
12/01/2052	6.750%	2,000,000	2,020,883
Senac South Metropolitan District No. 1(g)
Limited General Obligation Bonds
Series 2021A
12/01/2051	5.250%	3,000,000	2,674,682
Sky Ranch Community Authority Board
Limited General Obligation Bonds
Series 2022A
12/01/2052	5.750%	1,250,000	1,217,506
Sterling Ranch Community Authority Board
Refunding Revenue Bonds
Series 2022A
12/01/2053	6.750%	2,000,000	2,087,551
Waterfront at Foster Lake Metropolitan District No. 2(g)
Revenue Bonds
Series 2022
12/01/2028	4.625%	2,000,000	1,881,489
Windler Public Improvement Authority
Revenue Bonds
Series 2021A-1
12/01/2051	4.125%	4,000,000	2,108,050
Total			48,036,462
Connecticut 0.5%
Connecticut State Health & Educational Facility Authority(d)
Revenue Bonds
Church Home of Hartford, Inc. Project
Series 2016
09/01/2053	5.000%	1,750,000	1,432,835
Stamford Housing Authority(d),(g)
Revenue Bonds
The Dogwoods Project
BAN Series 2022
12/01/2027	11.000%	1,000,000	1,108,745
Total			2,541,580
District of Columbia 0.9%
District of Columbia
Revenue Bonds
KIPP DC Project
Series 2019
07/01/2049	4.000%	680,000	601,750
Metropolitan Washington Airports Authority Dulles Toll Road
Refunding Revenue Bonds
Dulles Metrorail
Subordinated Series 2019
10/01/2049	4.000%	4,275,000	4,008,483
Total			4,610,233
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Florida 9.6%
Capital Trust Agency, Inc.(d)
04/27/2021
07/01/2056	5.000%	4,000,000	3,626,460
Revenue Bonds
WFCS Portfolio Projects
Series 2021A
01/01/2031	3.300%	250,000	220,216
01/01/2056	5.000%	1,000,000	781,641
Capital Trust Agency, Inc.(d),(e)
Revenue Bonds
1st Mortgage - Tapestry Walden Senior Housing Project
Series 2017
07/01/2052	0.000%	3,400,000	748,000
1st Mortgage Tallahassee Tapestry Senior Housing Project
Series 2015
12/01/2050	0.000%	3,550,000	1,162,625
Capital Trust Agency, Inc.(c),(d)
Subordinated
07/01/2061	0.000%	30,000,000	2,067,162
Capital Trust Authority(d)
Revenue Bonds
IPS Enterprises, Inc.
Series 2023A
06/15/2058	6.375%	700,000	721,971
City of Atlantic Beach
Revenue Bonds
Fleet Landing Project
Series 2018A
11/15/2053	5.000%	1,500,000	1,422,209
City of Pompano Beach
Revenue Bonds
John Knox Village Project
Series 2021A
09/01/2056	4.000%	1,835,000	1,373,672
City of Tampa(c)
Revenue Bonds
Series 2020A
09/01/2053	0.000%	1,800,000	428,651
County of Miami-Dade(c)
Revenue Bonds
Capital Appreciation
Subordinated Series 2009B
10/01/2041	0.000%	10,000,000	4,721,342
County of Osceola Transportation(c)
Refunding Revenue Bonds
Osceola Parkway Toll Facility
Series 2019A-2
10/01/2049	0.000%	1,700,000	443,889

Columbia High Yield Municipal Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia High Yield Municipal Fund, February 29, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020A-2
10/01/2046	0.000%	3,175,000	992,040
10/01/2048	0.000%	2,000,000	554,341
Florida Development Finance Corp.(d)
Refunding Revenue Bonds
Glenridge on Palmer Ranch Project (The)
Series 2021
06/01/2051	5.000%	2,000,000	1,649,825
Mayflower Retirement Community Project (The)
Series 2021
06/01/2055	4.000%	1,500,000	938,510
Renaissance Charter School
Series 2020
09/15/2050	5.000%	2,200,000	1,920,196
Revenue Bonds
Cornerstone Charter Academy Project
Series 2022
10/01/2052	5.125%	1,000,000	946,239
10/01/2056	5.250%	1,900,000	1,817,225
Discovery High School Project
Series 2020
06/01/2055	5.000%	2,000,000	1,511,125
Renaissance Charter School
Series 2015
06/15/2046	6.125%	4,900,000	4,935,067
Lee County Industrial Development Authority
Revenue Bonds
Cypress Cove at HealthPark Florida, Inc. Project
Series 2022
10/01/2057	5.250%	3,000,000	2,511,492
Palm Beach County Health Facilities Authority
Refunding Revenue Bonds
Toby & Leon Cooperman Sinai Residences of Boca Raton
Series 2022
06/01/2056	4.250%	4,000,000	3,085,621
Polk County Industrial Development Authority
Refunding Revenue Bonds
Carpenter’s Home Estates, Inc.
Series 2019
01/01/2055	5.000%	2,615,000	2,340,030
Seminole County Industrial Development Authority
Refunding Revenue Bonds
Legacy Pointe at UCF Project
Series 2019
11/15/2049	5.500%	2,525,000	1,981,376
Seminole County Industrial Development Authority(d)
Revenue Bonds
Galileo Schools for Gifted Learning Project
Series 2021
06/15/2051	4.000%	830,000	629,366
06/15/2056	4.000%	1,410,000	1,042,688
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Village Community Development District No. 15(d)
Special Assessment Bonds
Series 2023
05/01/2054	5.250%	2,500,000	2,565,024
Westridge Community Development District
Special Assessment Bonds
Series 2005
05/01/2037	5.800%	285,000	285,138
Total			47,423,141
Georgia 1.8%
Floyd County Development Authority
Revenue Bonds
Spires Berry College Project
Series 2018
12/01/2048	6.250%	1,500,000	1,466,596
Georgia State Road & Tollway Authority(d),(h)
Prerefunded 06/01/24 Revenue Bonds
I-75 S Expressway
Series 2014S
06/01/2049	0.000%	4,600,000	4,788,582
Oconee County Industrial Development Authority
Revenue Bonds
Presbyterian Village Athens Project
Series 2018
12/01/2053	6.375%	3,000,000	2,628,668
Total			8,883,846
Idaho 1.0%
Idaho Health Facilities Authority
Revenue Bonds
Terraces of Boise Project
Series 2021
10/01/2050	4.500%	4,000,000	2,786,009
Spring Valley Community Infrastructure District No. 1(d)
Special Assessment Bonds
Series 2021
09/01/2051	3.750%	3,000,000	2,349,117
Total			5,135,126
Illinois 9.0%
Chicago Board of Education(d)
Unlimited General Obligation Bonds
Dedicated
Series 2017A
12/01/2046	7.000%	3,000,000	3,247,976
Chicago Board of Education
Unlimited General Obligation Bonds
Dedicated
Series 2017H
12/01/2036	5.000%	1,665,000	1,689,823
Columbia High Yield Municipal Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia High Yield Municipal Fund, February 29, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Project
Series 2015C
12/01/2039	5.250%	2,000,000	1,986,501
Series 2012A
12/01/2042	5.000%	1,000,000	997,512
Series 2016B
12/01/2046	6.500%	1,500,000	1,569,397
Series 2018D
12/01/2046	5.000%	5,000,000	4,952,684
Series 2022A
12/01/2047	4.000%	6,000,000	5,374,007
City of Chicago
Unlimited General Obligation Bonds
Series 2017A
01/01/2038	6.000%	3,235,000	3,389,251
Unlimited General Obligation Refunding Bonds
Series 2007F
01/01/2042	5.500%	1,000,000	1,004,440
Du Page County Special Service Area No. 31
Special Tax Bonds
Monarch Landing Project
Series 2006
03/01/2036	5.625%	548,000	548,563
Illinois Finance Authority(d)
Refunding Revenue Bonds
DePaul College Prep Foundation
Series 2023
08/01/2053	5.625%	1,000,000	1,040,311
Metropolitan Pier & Exposition Authority
Refunding Revenue Bonds
McCormick Place Expansion Project
Series 2020
06/15/2050	4.000%	1,200,000	1,126,168
Revenue Bonds
McCormick Place Expansion Project
Series 2017
06/15/2057	5.000%	1,000,000	1,014,884
Metropolitan Pier & Exposition Authority(c)
Refunding Revenue Bonds
McCormick Place Expansion Project
Series 2022
12/15/2037	0.000%	2,700,000	1,478,878
06/15/2038	0.000%	3,000,000	1,592,536
State of Illinois
Unlimited General Obligation Bonds
Series 2017A
12/01/2038	5.000%	1,000,000	1,040,823
Series 2018A
05/01/2041	5.000%	3,910,000	4,050,554
05/01/2043	5.000%	3,000,000	3,098,380
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020
05/01/2039	5.500%	570,000	629,823
05/01/2045	5.750%	750,000	823,169
Series 2022A
03/01/2047	5.500%	2,700,000	2,956,714
Series 2023B
05/01/2047	5.500%	500,000	548,094
Village of Lincolnshire
Special Tax Bonds
Sedgebrook Project
Series 2004
03/01/2034	6.250%	557,000	557,492
Total			44,717,980
Indiana 0.1%
Indianapolis Local Public Improvement Bond Bank
Revenue Bonds
Convention Center Hotel
Series 2023
03/01/2053	6.000%	500,000	537,161
Iowa 3.4%
Iowa Finance Authority(h)
Prerefunded 11/15/24 Revenue Bonds
Deerfield Retirement Community
Series 2014
11/15/2046	5.400%	1,890,493	1,917,229
Iowa Finance Authority
Refunding Revenue Bonds
Iowa Fertilizer Co. Project
Series 2022
12/01/2050	5.000%	1,500,000	1,576,857
Lifespace Communities, Inc.
Series 2021
05/15/2053	4.000%	4,000,000	2,762,000
Series 2023
05/15/2053	7.500%	2,000,000	2,157,855
Revenue Bonds
Lifespace Communities, Inc.
Series 2018A
05/15/2043	5.000%	1,740,000	1,543,069
Iowa Tobacco Settlement Authority(c)
Refunding Revenue Bonds
Series 2021B-2
06/01/2065	0.000%	50,000,000	6,900,840
Total			16,857,850

Columbia High Yield Municipal Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia High Yield Municipal Fund, February 29, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Kansas 1.0%
City of Overland Park(e)
Revenue Bonds
Prairiefire-Lionsgate Project
Series 2012
12/15/2032	6.000%	6,000,000	2,580,000
Wyandotte County-Kansas City Unified Government
Revenue Bonds
Legends Village West Project
Series 2006
10/01/2028	4.875%	2,535,000	2,504,913
Total			5,084,913
Kentucky 0.8%
City of Henderson(d),(f)
Revenue Bonds
Pratt Paper LLC Project
Series 2022
01/01/2052	4.700%	3,000,000	2,904,769
Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
Owensboro Health
Series 2017A
06/01/2045	5.000%	1,000,000	1,008,685
Total			3,913,454
Louisiana 1.3%
Louisiana Public Facilities Authority
Prerefunded 05/15/26 Revenue Bonds
Ochsner Clinic Foundation Project
Series 2016
05/15/2034	5.000%	25,000	26,027
Louisiana Public Facilities Authority(f)
Revenue Bonds
Impala Warehousing LLC Project
Series 2013
07/01/2036	6.500%	2,420,000	2,420,660
Parish of St. James(d)
Revenue Bonds
NuStar Logistics LP Project
Series 2020-2
07/01/2040	6.350%	3,750,000	4,085,257
Total			6,531,944
Maryland 0.9%
Maryland Economic Development Corp.(f)
Revenue Bonds
Green Bonds - Purple Line Light Rail Project
Series 2022
06/30/2055	5.250%	2,000,000	2,032,889
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Maryland Economic Development Corp.
Tax Allocation Bonds
Port Covington Project
Series 2020
09/01/2050	4.000%	2,700,000	2,285,557
Total			4,318,446
Massachusetts 1.1%
Massachusetts Development Finance Agency(d)
Refunding Revenue Bonds
NewBridge on the Charles, Inc.
Series 2017
10/01/2057	5.000%	2,000,000	1,915,319
Revenue Bonds
Linden Ponds, Inc. Facility
Series 2018
11/15/2046	5.125%	2,000,000	2,057,397
Massachusetts Educational Financing Authority(f)
Refunding Revenue Bonds
Issue K
Subordinated Series 2017B
07/01/2046	4.250%	1,500,000	1,421,161
Total			5,393,877
Michigan 0.9%
Michigan Finance Authority(c)
Refunding Revenue Bonds
Senior Series 2020B-2 Class 2
06/01/2065	0.000%	37,500,000	4,232,914
Minnesota 0.6%
City of Crookston
Revenue Bonds
Riverview Health Project
Series 2019
05/01/2044	5.000%	500,000	366,105
05/01/2051	5.000%	1,500,000	1,038,899
St. Cloud Housing & Redevelopment Authority(h)
Revenue Bonds
Sanctuary St. Cloud Project
Series 2016A
08/01/2036	3.806%	2,235,000	1,769,147
Total			3,174,151
Missouri 1.1%
Kansas City Industrial Development Authority(d)
Revenue Bonds
Platte Purchase Project
Series 2019A
07/01/2040	5.000%	1,700,000	1,531,843
Columbia High Yield Municipal Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia High Yield Municipal Fund, February 29, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Kirkwood Industrial Development Authority
Refunding Revenue Bonds
Aberdeen Heights Project
Series 2017
05/15/2050	5.250%	1,500,000	1,152,953
St. Louis County Industrial Development Authority
Refunding Revenue Bonds
St. Andrews Residence for Seniors
Series 2015
12/01/2045	5.125%	3,000,000	2,659,936
Total			5,344,732
Nevada 1.2%
City of Reno(c),(d)
Refunding Revenue Bonds
Retrac-Reno Transportation Rail Access Corridor Project
Series 2018
07/01/2058	0.000%	14,000,000	1,853,601
State of Nevada Department of Business & Industry(d)
Revenue Bonds
Somerset Academy
Series 2015A
12/15/2045	5.125%	2,515,000	2,433,091
Series 2018A
12/15/2048	5.000%	1,500,000	1,395,207
Total			5,681,899
New Hampshire 0.7%
New Hampshire Business Finance Authority(d)
Revenue Bonds
The Vista Project
Series 2019A
07/01/2054	5.750%	3,750,000	3,406,605
New Hampshire Health and Education Facilities Authority Act(e)
Revenue Bonds
Hillside Village
Series 2017A
07/01/2052	0.000%	2,019,360	40,387
Total			3,446,992
New Jersey 1.5%
Camden County Improvement Authority (The)
Revenue Bonds
Social Bonds - Cooper Norcross Academy
Series 2022
06/15/2062	6.000%	1,000,000	1,074,961
City of Newark Mass Transit Access Tax
Revenue Bonds
Mulberry Pedestrian Bridge Redevelopment Project
Series 2022 (AGM)
11/15/2062	6.000%	1,000,000	1,149,202
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Middlesex County Improvement Authority(e)
Revenue Bonds
Heldrich Center Hotel
Series 2005C
01/01/2037	0.000%	1,250,000	12
New Jersey Economic Development Authority(f)
Revenue Bonds
UMM Energy Partners LLC
Series 2012A
06/15/2043	5.125%	2,000,000	2,000,320
Passaic County Improvement Authority (The)
Revenue Bonds
Paterson Arts and Science Charter School Project
Series 2023
07/01/2053	5.375%	1,000,000	1,024,224
07/01/2058	5.500%	1,000,000	1,028,124
Tobacco Settlement Financing Corp.
Refunding Revenue Bonds
Subordinated Series 2018B
06/01/2046	5.000%	960,000	977,918
Total			7,254,761
New York 5.0%
Build NYC Resource Corp.
Revenue Bonds
International Leadership Charter School
Series 2013
07/01/2043	6.000%	4,330,000	4,330,401
Build NYC Resource Corp.(d)
Revenue Bonds
International Leadership Charter School
Series 2016
07/01/2046	6.250%	660,000	664,172
Social Bonds - East Harlem Scholars Academy Charter School Project
Series 2022
06/01/2062	5.750%	500,000	511,246
Glen Cove Local Economic Assistance Corp.(h)
Revenue Bonds
Garvies Point
Series 2016 CABS
01/01/2055	5.625%	2,500,000	2,263,704
Huntington Local Development Corp.
Revenue Bonds
Fountaingate Garden Project
Series 2021A
07/01/2056	5.250%	1,500,000	1,195,680
Jefferson County Industrial Development Agency(d),(e),(f)
Revenue Bonds
ReEnergy Black River LLC P
Series 2019
01/01/2024	0.000%	1,209,018	483,607

Columbia High Yield Municipal Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia High Yield Municipal Fund, February 29, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Nassau County Tobacco Settlement Corp.(c)
Asset-Backed Revenue Bonds
Capital Appreciation
Third Series 2006D
06/01/2060	0.000%	25,000,000	1,619,260
New York State Thruway Authority
Refunding Revenue Bonds
Personal Income Tax - Bidding Group
Series 2022A
03/15/2050	4.000%	3,000,000	2,911,231
New York Transportation Development Corp.(f)
Refunding Revenue Bonds
John F. Kennedy International Airport Project
Series 2020
08/01/2036	5.375%	1,250,000	1,304,015
Revenue Bonds
Delta Air Lines, Inc. LaGuardia
Series 2020
10/01/2045	4.375%	2,500,000	2,456,620
John F. Kennedy International Airport New Terminal One Project
Series 2023
06/30/2060	5.375%	1,300,000	1,364,014
LaGuardia Airport Terminal C&D
Series 2023
04/01/2040	5.625%	1,000,000	1,084,629
Oneida Indian Nation of New York(d)
Revenue Bonds
Series 2024B
09/01/2043	6.000%	700,000	728,596
Westchester County Local Development Corp.(d)
Revenue Bonds
Purchase Senior Learning Community
Series 2021
07/01/2056	5.000%	4,000,000	3,710,360
Total			24,627,535
North Carolina 0.8%
North Carolina Medical Care Commission
Refunding Revenue Bonds
Sharon Towers
Series 2019
07/01/2049	5.000%	1,000,000	864,723
Revenue Bonds
Lutheran Services for the Aging
Series 2021
03/01/2051	4.000%	1,500,000	1,107,782
North Carolina Turnpike Authority(c)
Revenue Bonds
Triangle Expressway System Appropriation
Series 2019
01/01/2049	0.000%	2,500,000	818,502
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Carolina Turnpike Authority
Revenue Bonds
Triangle Expressway System Senior Lien Turnpike
Series 2019
01/01/2055	4.000%	1,400,000	1,261,228
Total			4,052,235
Ohio 3.4%
Buckeye Tobacco Settlement Financing Authority
Refunding Senior Revenue Bonds
Series 2020B-2
06/01/2055	5.000%	9,270,000	8,833,319
County of Marion
Refunding Revenue Bonds
United Church Homes, Inc.
Series 2019
12/01/2039	5.000%	500,000	420,620
12/01/2049	5.125%	1,875,000	1,478,472
Hickory Chase Community Authority(d)
Refunding Revenue Bonds
Hickory Chase Project
Series 2019
12/01/2040	5.000%	1,320,000	1,224,129
Lake County Port & Economic Development Authority(d),(e)
Revenue Bonds
1st Mortgage - Tapestry Wickliffe LLC
Series 2017
12/01/2052	0.000%	5,600,000	1,624,000
Ohio Air Quality Development Authority(d),(f)
Revenue Bonds
AMG Vanadium Project
Series 2019
07/01/2049	5.000%	1,500,000	1,363,778
Pratt Paper LLC Project
Series 2017
01/15/2048	4.500%	500,000	477,431
Ohio Air Quality Development Authority(f)
Revenue Bonds
Ohio Valley Electric Crop.
Series 2019 (Mandatory Put 10/01/29)
06/01/2041	2.600%	500,000	446,746
Summit County Development Finance Authority
Revenue Bonds
University of Akron Parking Project
Series 2023
12/01/2058	6.000%	1,000,000	1,071,504
Total			16,939,999
Columbia High Yield Municipal Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia High Yield Municipal Fund, February 29, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Oregon 1.0%
Clackamas County Hospital Facility Authority
Revenue Bonds
Mary’s Woods at Marylhurst, Inc.
Series 2018
05/15/2052	5.000%	1,000,000	849,161
Hospital Facilities Authority of Multnomah County
Prerefunded 10/01/24 Revenue Bonds
Mirabella at South Waterfront
Series 2014A
10/01/2049	5.500%	3,115,000	3,149,305
State of Oregon Housing & Community Services Department
Revenue Bonds
Single Family Mortgage Program
Series 2018C
07/01/2043	3.950%	745,000	720,855
Total			4,719,321
Pennsylvania 2.9%
Allentown Neighborhood Improvement Zone Development Authority(d)
Revenue Bonds
City Center Project
Subordinated Series 2022
05/01/2042	5.250%	3,000,000	2,992,024
Dauphin County Industrial Development Authority(f)
Revenue Bonds
Dauphin Consolidated Water Supply
Series 1992A
06/01/2024	6.900%	3,200,000	3,223,793
Franklin County Industrial Development Authority
Refunding Revenue Bonds
Menno-Haven, Inc. Project
Series 2018
12/01/2053	5.000%	1,900,000	1,516,315
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Meadowood Senior Living Project
Series 2018
12/01/2048	5.000%	1,000,000	946,969
Northampton County Industrial Development Authority
Refunding Revenue Bonds
Morningstar Senior Living, Inc. Project
Series 2019
11/01/2049	5.000%	1,600,000	1,358,456
Pennsylvania Economic Development Financing Authority(d),(e)
Refunding Revenue Bonds
Tapestry Moon Senior Housing Project
Series 2018
12/01/2053	0.000%	2,750,000	1,048,437
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania Economic Development Financing Authority(f)
Revenue Bonds
The PennDOT Major Bridges Package One Project
Series 2022
06/30/2061	6.000%	1,500,000	1,697,230
Philadelphia Authority for Industrial Development
Revenue Bonds
1st Philadelphia Preparatory Charter School
Series 2014
06/15/2033	7.000%	1,720,000	1,735,245
Total			14,518,469
Puerto Rico 5.5%
Commonwealth of Puerto Rico(c),(i)
Revenue Notes
Series 2022
11/01/2051	0.000%	2,902,414	1,723,308
Subordinated Series 2022
11/01/2043	0.000%	2,232,421	1,305,966
Unlimited General Obligation Bonds
Series 2021A
07/01/2024	0.000%	81,928	80,838
Commonwealth of Puerto Rico(i)
Unlimited General Obligation Bonds
Series 2021-A1
07/01/2033	4.000%	503,640	493,625
07/01/2035	4.000%	452,705	438,238
07/01/2037	4.000%	388,540	369,959
07/01/2041	4.000%	528,266	488,883
07/01/2046	4.000%	1,719,389	1,547,386
Puerto Rico Commonwealth Aqueduct & Sewer Authority(d),(i)
Refunding Revenue Bonds
Senior Lien
Series 2020A
07/01/2047	5.000%	3,500,000	3,528,066
Puerto Rico Electric Power Authority(e),(i)
Revenue Bonds
Series 2007TT
07/01/2037	0.000%	2,000,000	525,000
Series 2010XX
07/01/2040	0.000%	8,500,000	2,231,250
Puerto Rico Sales Tax Financing Corp.(c),(i)
Revenue Bonds
Series 2018A-1
07/01/2046	0.000%	44,000,000	14,269,921
Total			27,002,440
South Carolina 2.5%
Patriots Energy Group Financing Agency
Refunding Revenue Bonds
Series 2023B-1 (Mandatory Put 03/01/31)
02/01/2054	5.250%	1,000,000	1,080,226

Columbia High Yield Municipal Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia High Yield Municipal Fund, February 29, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Carolina Jobs-Economic Development Authority
Prerefunded 11/01/24 Revenue Bonds
York Preparatory Academy Project
Series 2014A
11/01/2045	7.250%	4,000,000	4,093,253
Revenue Bonds
Lutheran Homes of South Carolina, Inc. Obligation Group
Series 2013
05/01/2043	5.000%	750,000	619,101
05/01/2048	5.125%	1,500,000	1,215,949
South Carolina Public Service Authority
Revenue Bonds
Series 2022A
12/01/2052	4.000%	6,000,000	5,548,055
Total			12,556,584
Tennessee 0.5%
Shelby County Health Educational & Housing Facilities Board
Revenue Bonds
The Farms at Bailey Station Project
Series 2019
10/01/2059	5.750%	3,750,000	2,605,361
Texas 7.1%
Angelina & Neches River Authority(d),(f)
Revenue Bonds
Jefferson Enterprise Energy LLC Project
Series 2021
12/01/2045	7.500%	2,250,000	1,506,460
Arlington Higher Education Finance Corp.
Refunding Revenue Bonds
Legacy Traditional Schools
Series 2021
02/15/2056	4.500%	2,330,000	1,587,971
Revenue Bonds
Brooks Academies of Texas
Series 2021
01/15/2051	5.000%	2,625,000	2,159,310
Arlington Higher Education Finance Corp.(d)
Revenue Bonds
Magellan International School
Series 2022
06/01/2062	6.375%	1,750,000	1,796,551
City of Houston Airport System(f)
Refunding Revenue Bonds
United Airlines, Inc. Airport Improvement Projects
Series 2020
07/15/2027	5.000%	2,350,000	2,381,049
Revenue Bonds
United Airlines, Inc. Terminal E Project
Series 2021A
07/01/2041	4.000%	1,000,000	909,548
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
United Airlines, Inc. Terminal Improvement Projects
Series 2021
07/15/2041	4.000%	1,850,000	1,682,433
Clifton Higher Education Finance Corp.
Revenue Bonds
International Leadership of Texas
Series 2015
08/15/2045	5.750%	3,500,000	3,570,408
New Hope Cultural Education Facilities Finance Corp.
Revenue Bonds
Bridgemoor Plano Project
Senior Series 2023A-1
12/31/2030	7.250%	3,500,000	3,477,265
NCCD-College Station Properties LLC
Series 2015
07/01/2035	5.000%	1,000,000	895,000
Series 2015A
07/01/2047	5.000%	1,000,000	895,000
New Hope Cultural Education Facilities Finance Corp.(c)
Revenue Bonds
Bridgemoor Plano Project
Senior Series 2023A-2
12/31/2030	0.000%	621,177	346,858
New Hope Cultural Education Facilities Finance Corp.(e)
Revenue Bonds
Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project
Series 2016
07/01/2046	0.000%	1,630,000	733,500
Series 2016A-1
07/01/2046	0.000%	950,000	650,750
New Hope Cultural Education Facilities Finance Corp.(d)
Revenue Bonds
Cumberland Academy Project
Series 2020A
08/15/2050	5.000%	1,000,000	924,165
Port Beaumont Navigation District(d),(f)
Revenue Bonds
Jefferson Gulf Coast Energy Project
Series 2021
01/01/2050	3.000%	1,750,000	1,108,265
Pottsboro Higher Education Finance Corp.
Revenue Bonds
Series 2016A
08/15/2046	5.000%	1,000,000	933,513
Red River Health Facilities Development Corp.
Prerefunded 11/15/24 Revenue Bonds
MRC Crossings Project
Series 2014A
11/15/2049	8.000%	2,000,000	2,059,560
Columbia High Yield Municipal Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia High Yield Municipal Fund, February 29, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sanger Industrial Development Corp.(d),(e),(f)
Revenue Bonds
Texas Pellets Project
Series 2012B
07/01/2038	0.000%	4,950,000	1,163,250
Tarrant County Cultural Education Facilities Finance Corp.(e)
Revenue Bonds
CC Young Memorial Home
Series 2009A
02/15/2038	0.000%	3,000,000	1,650,000
Texas Private Activity Bond Surface Transportation Corp.(f)
Revenue Bonds
Senior Lien - Blueridge Transportation Group LLC
Series 2016
12/31/2040	5.000%	1,250,000	1,257,516
12/31/2055	5.000%	3,515,000	3,435,423
Total			35,123,795
Utah 2.2%
Black Desert Public Infrastructure District(d)
Limited General Obligation Bonds
Senior Bonds
Series 2021A
03/01/2051	4.000%	3,000,000	2,274,752
Downtown East Streetcar Sewer Public Infrastructure District(d)
Limited General Obligation Bonds
Series 2022A
03/01/2053	6.000%	2,000,000	1,987,597
Mida Golf and Equestrian Center Public Infrastructure District(d)
Limited General Obligation Bonds
Series 2021
06/01/2051	4.500%	1,500,000	1,094,340
Red Bridge Public Infrastructure District No. 1(d),(g)
Limited General Obligation Bonds
Subordinated Series 2021B
08/15/2051	7.375%	600,000	484,216
UIPA Crossroads Public Infrastructure District(d)
Tax Allocation Bonds
Series 2021
06/01/2052	4.375%	3,000,000	2,608,955
Utah Charter School Finance Authority(d)
Revenue Bonds
Ascent Academies Charter Schools
Series 2022
06/15/2057	5.000%	3,000,000	2,431,057
Total			10,880,917
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Virginia 2.8%
City of Chesapeake Expressway Toll Road(h)
Refunding Revenue Bonds
Transportation System
Series 2012
07/15/2040	4.875%	7,530,000	7,745,863
Hanover County Economic Development Authority
Refunding Revenue Bonds
Covenant Woods
Series 2018
07/01/2048	5.000%	735,000	608,884
07/01/2051	5.000%	1,200,000	975,106
James City County Economic Development Authority
Revenue Bonds
Williamsburg Landing
Series 2024A
12/01/2058	6.875%	1,500,000	1,631,684
Tobacco Settlement Financing Corp.
Revenue Bonds
Senior Series 2007B-1
06/01/2047	5.000%	3,000,000	2,838,143
Total			13,799,680
Washington 2.4%
King County Housing Authority
Refunding Revenue Bonds
Series 2018
05/01/2038	3.750%	3,295,000	3,245,339
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/2035	6.000%	1,250,000	1,278,319
12/01/2045	6.250%	2,500,000	2,512,133
Tacoma Consolidated Local Improvement Districts
Special Assessment Bonds
No. 65
Series 2013
04/01/2043	5.750%	1,140,000	1,121,818
Washington State Housing Finance Commission(d)
Prerefunded 07/01/25 Revenue Bonds
Heron’s Key
Series 2015A
07/01/2050	7.000%	2,000,000	2,083,601
Refunding Revenue Bonds
Seattle Academy of Arts and Sciences Project
Series 2023
07/01/2053	6.125%	375,000	411,540
07/01/2059	6.250%	320,000	351,495
07/01/2063	6.375%	375,000	409,044

Columbia High Yield Municipal Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia High Yield Municipal Fund, February 29, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Transforming Age Projects
Series 2019A
01/01/2055	5.000%	1,000,000	659,114
Total			12,072,403
Wisconsin 6.4%
Public Finance Authority
Refunding Revenue Bonds
Friends Homes
Series 2019
09/01/2054	5.000%	2,665,000	2,358,246
WakeMed Hospital
Series 2019A
10/01/2049	4.000%	4,310,000	4,062,542
Revenue Bonds
Series 2023A
07/01/2062	5.750%	2,500,000	2,658,960
Tax-Exempt Pooled Securities
Series 2024 (Mandatory Put 02/01/27)
08/01/2059	4.000%	2,000,000	1,972,695
Public Finance Authority(d)
Refunding Revenue Bonds
Mary’s Woods at Marylhurst, Inc.
Series 2017
05/15/2052	5.250%	2,300,000	2,043,806
Revenue Bonds
Candela Project
Series 2023
12/15/2029	6.125%	1,500,000	1,489,904
Wonderful Foundations Charter School Portfolio Projects
Series 2020
01/01/2055	5.000%	2,500,000	2,000,381
Public Finance Authority(c),(d)
Revenue Bonds
Lariat Project
Series 2023
09/01/2029	0.000%	2,000,000	1,331,375
Public Finance Authority(d),(j)
Revenue Bonds
Promenade Apartments
Series 2024
02/01/2039	6.250%	1,000,000	988,010
Public Finance Authority(f)
Revenue Bonds
Sky Harbour Capital LLC Aviation Facilities Project
Series 2021
07/01/2054	4.250%	3,000,000	2,094,086
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Wisconsin Center District(c)
Revenue Bonds
Junior Dedicated
Series 2020D (AGM)
12/15/2060	0.000%	18,000,000	3,072,406
Wisconsin Health & Educational Facilities Authority
Refunding Revenue Bonds
Cedar Crest, Inc. Project
Series 2022
04/01/2057	5.125%	3,000,000	2,377,653
St. Camillus Health System, Inc.
Series 2019
11/01/2054	5.000%	3,000,000	2,349,095
Revenue Bonds
PHW Muskego, Inc. Project
Series 2021
10/01/2061	4.000%	4,000,000	2,749,395
Total			31,548,554
Total Municipal Bonds (Cost $562,009,140)			485,911,989

Municipal Short Term 0.4%
Issue Description	Yield	Principal Amount ($)	Value ($)
California 0.4%
California Infrastructure & Economic Development Bank(d),(f)
Revenue Bonds
Series 2023 (Mandatory Put 08/15/24)
01/01/2050	7.840%	2,000,000	2,034,301
Total Municipal Short Term (Cost $2,000,000)			2,034,301

Money Market Funds 0.1%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 2.966%(k)	453,670	453,716
Total Money Market Funds (Cost $453,670)		453,716
Total Investments in Securities (Cost $566,212,810)		490,150,006
Other Assets & Liabilities, Net		5,375,310
Net Assets		$495,525,316
Columbia High Yield Municipal Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia High Yield Municipal Fund, February 29, 2024 (Unaudited)
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)
Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of February 29, 2024.

(c)	Zero coupon bond.
(d)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At February 29, 2024, the total value of these securities amounted to $143,757,543, which represents 29.01% of total net assets.

(e)	Represents a security in default.
(f)	Income from this security may be subject to alternative minimum tax.
(g)	Cash flow bond. Interest rate represents the stated coupon rate at February 29, 2024. Income on this security, if any, is derived from the cash flow of the issuer.
(h)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of February 29, 2024.

(i)
Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At February 29, 2024, the total value of these securities amounted to $27,002,440, which represents 5.45% of total net assets.

(j)	Represents a security purchased on a when-issued basis.
(k)	The rate shown is the seven-day current annualized yield at February 29, 2024.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
BAN	Bond Anticipation Note
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia High Yield Municipal Fund  | Third Quarter Report 2024

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3QT161_05_P01_(04/24)